CoreValues Alpha Greater China Growth ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Auto Manufacturers - 10.0%
BYD Co. Ltd. - Class H	19,259	$572,289
Tesla, Inc.(a)	885	175,124
		747,413

Auto Parts & Equipment - 5.4%
Contemporary Amperex Technology Co. Ltd. - Class A	16,400	406,341

Cosmetics & Personal Care - 5.3%
Proya Cosmetics Co. Ltd. - Class A	26,100	398,681

Electronics - 2.1%
Shenzhen Inovance Technology Co. Ltd. - Class A	22,000	155,325

Food - 3.4%
Anjoy Foods Group Co. Ltd. - Class A	12,500	127,837
Yantai China Pet Foods Co. Ltd. - Class A	43,200	124,082
		251,919

Home Furnishings - 4.8%
Midea Group Co. Ltd. - Class A	40,900	363,065

Internet - 38.0%(b)
Alibaba Group Holding Ltd. - ADR	4,994	359,568
Baidu, Inc. - ADR(a)	805	69,616
Kuaishou Technology (Acquired 12/08/2023 - 06/04/2024; Cost $225,777)(a)(c)	33,112	195,727
Meituan - Class B (Acquired 10/16/2023 - 06/04/2024; Cost $248,666)(a)(c)	17,469	248,586
PDD Holdings, Inc. - ADR(a)	3,434	456,550
Tencent Holdings Ltd.	11,907	567,944
Tencent Music Entertainment Group - ADR	32,493	456,527
Trip.com Group Ltd. - ADR(a)	10,634	499,798
		2,854,316

Leisure Time - 0.8%
Amer Sports, Inc.(a)	5,091	63,994

Real Estate - 2.8%
KE Holdings, Inc. - ADR	14,987	212,066

Retail - 10.3%
ANTA Sports Products Ltd.	3,901	37,474
Luckin Coffee, Inc. - ADR(a)	15,628	329,751
MINISO Group Holding Ltd. - ADR	21,223	404,722
		771,947

Semiconductors - 6.7%
NVIDIA Corp.	1,530	189,016
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,813	315,118
		504,134

Software - 0.6%
NetEase, Inc. - ADR	439	41,960

Telecommunications - 7.7%
Shenzhen Transsion Holdings Co. Ltd. - Class A	22,552	237,561

Xiaomi Corp. - Class B (Acquired 10/16/2023 - 01/11/2024; Cost $277,162)(a)(c)	161,586	341,079
		578,640

Transportation - 1.7%
J&T Global Express Ltd.(a)	141,600	129,314
TOTAL COMMON STOCKS (Cost $7,268,194)		7,479,115

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(d)	17,634	17,634
TOTAL SHORT-TERM INVESTMENTS (Cost $17,634)		17,634

TOTAL INVESTMENTS - 99.8% (Cost $7,285,828)		$7,496,749
Other Assets in Excess of Liabilities - 0.2%		11,935
TOTAL NET ASSETS - 100.0%		$7,508,684

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security considered restricted. The total market value of these securities was $785,392 which represented 10.4% of net assets as of June 30, 2024.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

CoreValues Alpha Greater China Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,479,115	$—	$—	$7,479,115
Money Market Funds	17,634	—	—	17,634
Total Investments	$7,496,749	$—	$—	$7,496,749

Refer to the Schedule of Investments for additional information.